                           STAG VARIABLE LIFE ARTISAN
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:
INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions. The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                            OTHER             EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                        0.68%           0.25%             0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund          0.79%           0.25%             0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                               0.38%           0.25%             0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                        0.34%           0.25%             0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                               0.63%            N/A              0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                   0.49%            N/A              0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                   0.64%            N/A              0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                    0.65%            N/A              0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                         0.74%            N/A              0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                  0.85%            N/A              0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                      0.78%            N/A              0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                  0.40%            N/A              0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                 0.76%            N/A              0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund            0.69%            N/A              0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 0.76%            N/A              0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                           0.45%            N/A              0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                    0.45%            N/A              0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                          0.75%            N/A              0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                  0.46%            N/A              0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------

HV-2861
333-07465                                                                 1 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                            OTHER             EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                       0.80%            N/A              0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                        0.68%            N/A              0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                   0.65%            N/A              0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                             0.61%            N/A              0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                         0.46%            N/A              0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%            N/A              0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                0.65%            N/A              0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                    0.60%            N/A              0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                      0.80%            N/A              0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund           0.80%            N/A              0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.08%            N/A              0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.63%            N/A              0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                              0.41%            N/A              0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                         0.54%            N/A              0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                 0.70%            N/A              0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                 0.53%            N/A              0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%            N/A              0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               0.65%            N/A              0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                     0.65%            N/A              0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                   0.53%            N/A              0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)              0.53%            N/A              0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)                 0.48%            N/A              0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                      0.73%            N/A              0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

HV-2861                                                                   2 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

Under the section entitled "The Funds", under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The three "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached three tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2861                                                                   3 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            3,413        2,280           0    250,000      2,280           0    250,000
     2            6,996        4,929       1,929    250,000      4,832       1,832    250,000
     3           10,758        7,793       4,793    250,000      7,583       4,583    250,000
     4           14,708       10,891       7,891    250,000     10,547       7,547    250,000
     5           18,856       14,316      11,316    250,000     13,743      10,743    250,000
     6           23,212       18,027      15,327    250,000     17,186      14,486    250,000
     7           27,785       22,069      19,669    250,000     20,891      18,491    250,000
     8           32,586       26,472      24,372    250,000     24,873      22,773    250,000
     9           37,628       31,268      29,468    250,000     29,151      27,351    250,000
    10           42,922       36,497      34,997    250,000     33,744      32,244    250,000
    11           48,481       42,627      41,442    250,000     38,830      37,645    250,000
    12           54,317       49,462      48,562    250,000     44,322      43,422    250,000
    13           60,446       56,971      56,371    250,000     50,266      49,666    250,000
    14           66,880       65,230      64,930    250,000     56,707      56,407    250,000
    15           73,637       74,322      74,172    250,000     63,692      63,542    250,000
    16           80,731       84,345      84,345    250,000     71,279      71,279    250,000
    17           88,180       95,412      95,412    250,000     79,535      79,535    250,000
    18           96,002      107,648     107,648    250,000     88,530      88,530    250,000
    19          104,214      121,204     121,204    250,000     98,353      98,353    250,000
    20          112,838      136,258     136,258    250,000    109,114     109,114    250,000

    25          162,869      220,600     220,600    255,896    160,003     160,003    250,000
    30          226,723      365,254     365,254    390,822    250,304     250,304    267,825
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 2% in years 1 through 10 and 0% thereafter, and Guaranteed Front-End Sales Loads of 2% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2861                                                                   4 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                    CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     -----------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE      BENEFIT     VALUE      VALUE     BENEFIT
---------------------------------------------------------------------------------------------
     1            3,413        2,130          0     250,000      2,130          0    250,000
     2            6,996        4,481      1,481     250,000      4,388      1,388    250,000
     3           10,758        6,878      3,878     250,000      6,679      3,679    250,000
     4           14,708        9,316      6,316     250,000      9,000      6,000    250,000
     5           18,856       11,865      8,865     250,000     11,346      8,346    250,000
     6           23,212       14,454     11,754     250,000     13,707     11,007    250,000
     7           27,785       17,099     14,699     250,000     16,073     13,673    250,000
     8           32,586       19,795     17,695     250,000     18,428     16,328    250,000
     9           37,628       22,537     20,737     250,000     20,757     18,957    250,000
    10           42,922       25,320     23,820     250,000     23,045     21,545    250,000
    11           48,481       28,485     27,300     250,000     25,384     24,199    250,000
    12           54,317       31,819     30,919     250,000     27,662     26,762    250,000
    13           60,446       35,211     34,611     250,000     29,868     29,268    250,000
    14           66,880       38,655     38,355     250,000     31,980     31,680    250,000
    15           73,637       42,139     41,989     250,000     33,968     33,818    250,000
    16           80,731       45,654     45,654     250,000     35,804     35,804    250,000
    17           88,180       49,190     49,190     250,000     37,449     37,449    250,000
    18           96,002       52,725     52,725     250,000     38,853     38,853    250,000
    19          104,214       56,239     56,239     250,000     39,959     39,959    250,000
    20          112,838       59,714     59,714     250,000     40,707     40,707    250,000

    25          162,869       57,704     57,704     250,000     17,199     17,199    250,000
    30          226,723       41,060     41,060     250,000          0          0          0
---------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 2% in years 1 through 10 and 0% thereafter, and Guaranteed Front-End Sales Loads of 2% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2861                                                                   5 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            3,413        1,980          0     250,000      1,980          0     250,000
     2            6,996        4,053      1,053     250,000      3,962        962     250,000
     3           10,758        6,035      3,035     250,000      5,848      2,848     250,000
     4           14,708        7,923      4,923     250,000      7,633      4,633     250,000
     5           18,856        9,782      6,782     250,000      9,312      6,312     250,000
     6           23,212       11,540      8,840     250,000     10,877      8,177     250,000
     7           27,785       13,208     10,808     250,000     12,314      9,914     250,000
     8           32,586       14,781     12,681     250,000     13,611     11,511     250,000
     9           37,628       16,251     14,451     250,000     14,751     12,951     250,000
    10           42,922       17,613     16,113     250,000     15,721     14,221     250,000
    11           48,481       19,144     17,959     250,000     16,588     15,403     250,000
    12           54,317       20,662     19,762     250,000     17,257     16,357     250,000
    13           60,446       22,041     21,441     250,000     17,719     17,119     250,000
    14           66,880       23,269     22,969     250,000     17,953     17,653     250,000
    15           73,637       24,329     24,179     250,000     17,930     17,780     250,000
    16           80,731       25,206     25,206     250,000     17,622     17,622     250,000
    17           88,180       25,880     25,880     250,000     16,995     16,995     250,000
    18           96,002       26,322     26,322     250,000     15,998     15,998     250,000
    19          104,214       26,501     26,501     250,000     14,577     14,577     250,000
    20          112,838       26,390     26,390     250,000     12,679     12,679     250,000

    25          162,869        5,438      5,438     250,000          0          0           0
    30          226,723            0          0           0          0          0           0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 2% in years 1 through 10 and 0% thereafter, and Guaranteed Front-End Sales Loads of 2% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2861                                                                   6 of 6

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond         Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 15,997,697
  Cost $16,649,064
  .........................................................................................................................
    Market Value                    $17,011,056  $        --  $        --  $        --  $        --  $       -- $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 11,610,764
  Cost $57,758,062
  .........................................................................................................................
    Market Value                             --   72,170,268           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 24,706,506
  Cost $24,706,506
  .........................................................................................................................
    Market Value                             --           --   24,706,506           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,592,949
  Cost $34,697,830
  .........................................................................................................................
    Market Value                             --           --           --   39,592,817           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC.
  Shares 15,636,286
  Cost $66,679,661
  .........................................................................................................................
    Market Value                             --           --           --           --   98,736,998          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 2,337,493
  Cost $2,487,569
  .........................................................................................................................
    Market Value                             --           --           --           --           --   2,566,551          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,310,122
  Cost $25,375,053
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --  37,957,515
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 13,814,530
  Cost $18,614,832
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --       56,595    6,149,129           --        3,332          --          --
  .........................................................................................................................
 Receivable from fund shares sold         8,444           --           --        9,521           --           2       4,074
  .........................................................................................................................
 Total Assets                        17,019,500   72,226,863   30,855,635   39,602,338   98,740,330   2,566,553  37,961,589
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 8,459           --           --        9,390           --          15       4,058
  .........................................................................................................................
 Payable for fund shares purchased           --       56,662    6,145,657           --        3,539          --          --
  .........................................................................................................................
 TOTAL LIABILITIES                        8,459       56,662    6,145,657        9,390        3,539          15       4,058
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $17,011,041  $72,170,201  $24,709,978  $39,592,948  $98,736,791  $2,566,538 $37,957,531
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         10,874,588   19,727,312   17,290,248   14,686,738   24,306,056   1,650,256  10,776,773
  .........................................................................................................................
 Unit Values                        $  1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 --------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 15,997,697
  Cost $16,649,064
  ................................
    Market Value                    $        --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 11,610,764
  Cost $57,758,062
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 24,706,506
  Cost $24,706,506
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,592,949
  Cost $34,697,830
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC.
  Shares 15,636,286
  Cost $66,679,661
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 2,337,493
  Cost $2,487,569
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,310,122
  Cost $25,375,053
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 13,814,530
  Cost $18,614,832
  ................................
    Market Value                     20,130,409
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   628
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                        20,131,037
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --
  ................................
 Payable for fund shares purchased          702
  ................................
 TOTAL LIABILITIES                          702
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $20,130,335
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,640,148
  ................................
 Unit Values                        $  2.088177
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 Dividend     Growth     International Small    MidCap      Fidelity    Fidelity    Fidelity
                                    and Growth   and Income  Advisers  Company     Fund        VIP         VIP         VIP II
                                    Fund         Fund       Fund       Fund        Sub-Account Equity-Income Overseas  Asset
                                    Sub-Account  Sub-Account Sub-Account Sub-Account           Portfolio   Portfolio   Manager
                                                                                               Sub-Account Sub-Account Portfolio
                                                                                                                       Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 12,474,206
  Cost $23,299,349
  ...............................................................................................................................
    Market Value                    $25,614,623  $     --   $     --   $       --  $       --  $       --  $       --  $       --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 497,622
  Cost $686,069
  ...............................................................................................................................
    Market Value                             --   715,902         --           --          --          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 172,655
  Cost $219,145
  ...............................................................................................................................
    Market Value                             --        --    212,297           --          --          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,545,706
  Cost $2,914,372
  ...............................................................................................................................
    Market Value                             --        --         --    2,947,629          --          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,207,918
  Cost $4,797,553
  ...............................................................................................................................
    Market Value                             --        --         --           --   5,796,261          --          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 686,211
  Cost $14,987,396
  ...............................................................................................................................
    Market Value                             --        --         --           --          --  16,839,629          --          --
 --------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 263,622
  Cost $5,322,280
  ...............................................................................................................................
    Market Value                             --        --         --           --          --          --   5,736,412          --
 --------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 176,289
  Cost $2,924,997
  ...............................................................................................................................
    Market Value                             --        --         --           --          --          --          --   2,933,452
 --------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --        --         --       14,770      60,562       1,385       1,684         310
  ...............................................................................................................................
 Receivable from fund shares sold        10,366       423        270           --          --         639          --          --
  ...............................................................................................................................
 Total Assets                        25,624,989   716,325    212,567    2,962,399   5,856,823  16,841,653   5,738,096   2,933,762
  ...............................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                10,357        --        271           --          --          --          --          --
  ...............................................................................................................................
 Payable for fund shares purchased           --       420         --       14,780      60,565          --         636         315
  ...............................................................................................................................
 TOTAL LIABILITIES                       10,357       420        271       14,780      60,565          --         636         315
 --------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $25,614,632  $715,905   $212,296   $2,947,619  $5,796,258  $16,841,653 $5,737,460  $2,933,447
 --------------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,938,711   503,122    179,444    1,681,609   2,597,614   7,754,452   2,987,603   1,509,013
  ...............................................................................................................................
 Unit Values                        $  2.577259  $1.422924  $1.183079  $ 1.752856  $ 2.231378  $ 2.171869  $ 1.920422  $ 1.943951
 --------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (Unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   94,908  $    18,630   $956,859    $   84,825   $    37,484   $ 17,585  $    3,848
  ........................................................................................................................
  Capital gains income                      --    7,693,995       (592)    3,376,133    12,384,819         --     361,020
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               74,747      (98,793)        --       (26,106)      (17,867)   (11,842)    (39,529)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                1,210,737   (9,687,654)        --    (3,304,200)    3,706,876    147,406  (1,033,931)
  ........................................................................................................................
  Net gain (loss) on investments     1,285,484   (9,786,447)        --    (3,330,306)    3,689,009    135,564  (1,073,460)
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,380,392  $(2,073,822)  $956,267    $  130,652   $16,111,312   $153,149  $ (708,592)
 -------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   145,899
  ................................
  Capital gains income                2,336,911
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 5,725
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (5,237,640)
  ................................
  Net gain (loss) on investments     (5,231,915)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(2,749,105)
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund         Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   19,870     $    29     $  2,444     $      --    $     --     $297,954   $   86,020
  ..........................................................................................................................
  Capital gains income               2,182,255       6,072       13,244       315,709     167,921    1,122,524      541,692
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized (loss) gain on
    security transactions              (67,352)     (6,631)         939        14,608      39,599       (3,338)     (14,456)
  ..........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (963,058)        475      (26,270)     (478,383)    730,167     (805,353)  (1,389,503)
  ..........................................................................................................................
  Net (loss) gain on investments    (1,030,410)     (6,156)     (25,331)     (463,775)    769,766     (808,691)  (1,403,959)
 ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,171,715     $   (55)    $ (9,643)    $(148,066)   $937,687     $611,787   $ (776,247)
 ---------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  91,022
  ................................
  Capital gains income                214,442
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               6,263
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (315,109)
  ................................
  Net (loss) gain on investments     (308,846)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (3,382)
 ---------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    94,908  $    18,630  $   956,859  $    84,825  $    37,484  $   17,585 $     3,848
  .........................................................................................................................
  Capital gains income                       --    7,693,995         (592)   3,376,133   12,384,819          --     361,020
  .........................................................................................................................
  Net realized (loss) gain on
    security transactions                74,747      (98,793)          --      (26,106)     (17,867)    (11,842)     (39,529)
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 1,210,737   (9,687,654)          --   (3,304,200)   3,706,876     147,406  (1,033,931)
  .........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        1,380,392   (2,073,822)     956,267      130,652   16,111,312     153,149    (708,592)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,071,360    5,652,080   14,683,870    3,522,494    6,303,411      96,357   2,680,821
  .........................................................................................................................
  Net transfers                      (3,517,329)   1,156,321  (11,340,438)    (469,538)   2,308,184    (214,429)     105,290
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (435,435)  (1,625,032)  (1,136,894)  (1,416,694)  (2,589,167)    (51,378)    (621,793)
  .........................................................................................................................
  Net loan withdrawals                 (386,891)  (1,351,545)    (359,850)    (580,483)  (1,900,043)      5,850    (459,422)
  .........................................................................................................................
  Cost of insurance                    (586,156)  (2,327,744)    (942,216)  (1,479,819)  (2,705,825)    (66,258)  (1,180,844)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     (2,854,451)   1,504,080      904,472     (424,040)   1,416,560    (229,858)     524,052
  .........................................................................................................................
  Total increase (decrease) in net
    assets                           (1,474,059)    (569,742)   1,860,739     (293,388)  17,527,872     (76,709)    (184,540)
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                18,485,100   72,739,943   22,849,239   39,886,336   81,208,919   2,643,247  38,142,071
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $17,011,041  $72,170,201  $24,709,978  $39,592,948  $98,736,791  $2,566,538 $37,957,531
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   145,899
  ................................
  Capital gains income                2,336,911
  ................................
  Net realized (loss) gain on
    security transactions                 5,725
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (5,237,640)
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       (2,749,105)
  ................................
 UNIT TRANSACTIONS:
  Purchases                           1,921,016
  ................................
  Net transfers                         157,544
  ................................
  Surrenders for benefit payments
    and fees                           (576,480)
  ................................
  Net loan withdrawals                 (413,727)
  ................................
  Cost of insurance                    (616,815)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        471,538
  ................................
  Total increase (decrease) in net
    assets                           (2,277,567)
  ................................
 NET ASSETS:
  Beginning of period                22,407,902
 ---------------------------------------------------------------------------
  END OF PERIOD                     $20,130,335
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small      MidCap      Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company     Fund        VIP         VIP
                                    Fund         Fund         Fund         Fund        Sub-Account Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account             Portfolio   Portfolio
                                                                                                   Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    19,870   $     29     $  2,444    $       --  $       --  $  297,954  $   86,020
  .......................................................................................................................
  Capital gains income                2,182,255      6,072       13,244       315,709     167,921   1,122,524     541,692
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (67,352)    (6,631)         939        14,608      39,599      (3,338)    (14,456)
  .......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (963,058)       475      (26,270)     (478,383)    730,167    (805,353) (1,389,503)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,171,715        (55)      (9,643)     (148,066)    937,687     611,787    (776,247)
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,532,106     82,875       54,818       328,820     333,299   1,649,180     635,375
  .......................................................................................................................
  Net transfers                        (626,948)   389,163       41,573     1,112,504   3,493,473  (1,783,406)    133,118
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                           (879,695)   (26,048)      (3,587)      (92,056)    (65,290) (1,002,758)   (206,572)
  .......................................................................................................................
  Net loan withdrawals                 (290,087)   (37,887)      (4,435)      (78,042)   (132,199)   (167,326)    (54,832)
  .......................................................................................................................
  Cost of insurance                    (833,291)   (34,842)     (13,687)      (83,747)   (133,455)   (547,135)   (228,668)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        (97,915)   373,261       74,682     1,187,479   3,495,828  (1,851,445)    278,421
  .......................................................................................................................
  Total increase (decrease) in net
    assets                            1,073,800    373,206       65,039     1,039,413   4,433,515  (1,239,658)   (497,826)
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                24,540,832    342,699      147,257     1,908,206   1,362,743  18,081,311   6,235,286
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $25,614,632   $715,905     $212,296    $2,947,619  $5,796,258  $16,841,653 $5,737,460
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   91,022
  ................................
  Capital gains income                 214,442
  ................................
  Net realized (loss) gain on
    security transactions                6,263
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (315,109)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (3,382)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            296,347
  ................................
  Net transfers                       (144,635)
  ................................
  Surrenders for benefit payments
    and fees                           (31,481)
  ................................
  Net loan withdrawals                 (34,340)
  ................................
  Cost of insurance                   (100,038)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (14,147)
  ................................
  Total increase (decrease) in net
    assets                             (17,529)
  ................................
 NET ASSETS:
  Beginning of period                2,950,976
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,933,447
 ------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 35,675
  Cost $495,789
  .........................................................................................................................
    Market Value:                   $  400,629   $       --    $     --   $        --  $        -- $        --  $       --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 168,039
  Cost $1,807,050
  .........................................................................................................................
    Market Value:                           --    1,549,316          --            --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 23,633
  Cost $242,759
  .........................................................................................................................
    Market Value:                           --           --     246,492            --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 768,152
  Cost $12,614,310
  .........................................................................................................................
    Market Value:                           --           --          --    13,204,540           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 1,912,156
  Cost $35,453,821
  .........................................................................................................................
    Market Value:                           --           --          --            --   41,704,128          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 2,235,395
  Cost $54,669,422
  .........................................................................................................................
    Market Value:                           --           --          --            --           --  55,437,796          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 82,112
  Cost $981,212
  .........................................................................................................................
    Market Value:                           --           --          --            --           --          --   1,209,516
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --        1,150          49            --           --          --          --
  .........................................................................................................................
 Receivable from fund shares sold    2,339,991           --          --        12,882       21,030         557          --
  .........................................................................................................................
 Total Assets                        2,740,620    1,550,466     246,541    13,217,422   41,725,158  55,438,353   1,209,516
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                            2,340,483           --          --        14,626       13,662         445          90
  .........................................................................................................................
 Payable for fund shares purchased          --        1,150          49            --           --          --          49
  .........................................................................................................................
 TOTAL LIABILITIES                   2,340,483        1,150          49        14,626       13,662         445         139
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $  400,137   $1,549,316    $246,492   $13,202,796  $41,711,496 $55,437,908  $1,209,377
 --------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth      Growth and   New        Sub-Account  Market
                                                              Sub-Account Income       Opportunities           Sub-Account
                                                                          Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,293,526
  Cost $15,176,821
  ........................................................................................................................
    Market Value:                   $12,391,980  $       --   $       --   $      --   $      --  $       --   $       --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 788,785
  Cost $10,295,428
  ........................................................................................................................
    Market Value:                            --   9,654,733           --          --          --          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 76,105
  Cost $1,385,453
  ........................................................................................................................
    Market Value:                            --          --    1,374,454          --          --          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 42,457
  Cost $579,281
  ........................................................................................................................
    Market Value:                            --          --           --     541,326          --          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 120,067
  Cost $2,385,586
  ........................................................................................................................
    Market Value:                            --          --           --          --   2,023,129          --           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 108,801
  Cost $1,433,117
  ........................................................................................................................
    Market Value:                            --          --           --          --          --   1,580,884           --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,519,225
  Cost $1,519,225
  ........................................................................................................................
    Market Value:                            --          --           --          --          --          --    1,519,225
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --         659          369           1          --           1          341
  ........................................................................................................................
 Receivable from fund shares sold         4,213          --           --          --         228          --
  ........................................................................................................................
 Total Assets                        12,396,193   9,655,392    1,374,823     541,327   2,023,357   1,580,885    1,519,576
  ........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 4,237          --           --          --         234          --           --
  ........................................................................................................................
 Payable for fund shares purchased           --         444          421          --          --          --           --
  ........................................................................................................................
 TOTAL LIABILITIES                        4,237         444          421          --         234          --           --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,391,956  $9,654,948   $1,374,402   $ 541,327   $2,023,123 $1,580,885   $1,519,576
 -------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New          OTC &       Utilities  Vista        Voyager
                                    Opportunities Value       Emerging    Growth     Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account  Growth      and Income
                                                              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 1,375,702
  Cost $30,790,050
  ............................................................................................................
    Market Value:                   $57,738,219   $      --   $       --  $       -- $       --   $         --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 72,956
  Cost $852,562
  ............................................................................................................
    Market Value:                            --     899,548           --          --         --             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 165,579
  Cost $3,630,935
  ............................................................................................................
    Market Value:                            --          --    3,071,496          --         --             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 271,764
  Cost $3,803,778
  ............................................................................................................
    Market Value:                            --          --           --   4,807,506         --             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 70,963
  Cost $1,610,830
  ............................................................................................................
    Market Value:                            --          --           --          --  1,759,171             --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 1,786,482
  Cost $66,105,115
  ............................................................................................................
    Market Value:                            --          --           --          --         --    102,204,650
 -------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --          51           --         233         --             --
  ............................................................................................................
 Receivable from fund shares sold        25,003          --    3,607,883          --         --         87,892
  ............................................................................................................
 Total Assets                        57,763,222     899,599    6,679,379   4,807,739  1,759,171    102,292,542
  ............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                27,106          --    3,607,657          --        379         96,089
  ............................................................................................................
 Payable for fund shares purchased           --          --           --         167         --             --
  ............................................................................................................
 TOTAL LIABILITIES                       27,106          --    3,607,657         167        379         96,089
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $57,736,116   $ 899,599   $3,071,722  $4,807,572 $1,758,792   $102,196,453
 -------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
   Asia Pacific Growth Fund                       26,791   $14.935338  $   400,137
  .................................................................................
   Diversified Income Fund                       118,148    13.113302    1,549,316
  .................................................................................
   George Putnam Fund of Boston                   22,326    11.040569      246,492
  .................................................................................
   Global Asset Allocation Fund                  578,689    22.815002   13,202,796
  .................................................................................
   Global Growth Fund                          1,264,749    32.980056   41,711,496
  .................................................................................
   Growth and Income Fund                      2,061,916    26.886600   55,437,908
  .................................................................................
   Health Sciences Fund                           79,819    15.151502    1,209,377
  .................................................................................
   High Yield Fund                               769,010    16.114172   12,391,956
  .................................................................................
   Income Fund                                   639,476    15.098227    9,654,948
  .................................................................................
   International Growth Fund                      95,027    14.463235    1,374,402
  .................................................................................
   International Growth and Income Fund           45,710    11.842557      541,327
  .................................................................................
   International New Opportunities Fund          135,353    14.947040    2,023,123
  .................................................................................
   Investors Fund                                113,325    13.949961    1,580,885
  .................................................................................
   Money Market Fund                           1,071,545     1.418117    1,519,576
  .................................................................................
   New Opportunities Fund                      1,444,485    39.970028   57,736,116
  .................................................................................
   New Value Fund                                 75,631    11.894540      899,599
  .................................................................................
   OTC & Emerging Markets Fund                   153,250    20.043914    3,071,722
  .................................................................................
   Utilities Growth and Income Fund              194,917    24.664702    4,807,572
  .................................................................................
   Vista Fund                                     89,475    19.656868    1,758,792
  .................................................................................
   Voyager Fund                                2,286,728    44.691134  102,196,453
  .................................................................................
 GRAND TOTAL:                                                          $313,313,993
 ----------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 21,001     $125,850     $   --    $  233,187  $   310,765 $  952,184    $     --
  ......................................................................................................................
  Capital gains income                     --           --         --     1,217,833    7,744,714  4,483,122          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions             864,555       (1,420)      (414)          492      (20,261)    (78,212)   (81,673)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (182,821)    (113,996)    10,287    (1,704,620) (15,629,793) (3,295,466)   216,245
  ......................................................................................................................
  Net gain (loss) on investments      681,734     (115,416)     9,873    (1,704,128) (15,650,054) (3,373,678)   134,572
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $702,735     $ 10,434     $9,873    $ (253,108) $(7,594,575) $2,061,628   $134,572
 -----------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money
 September 30, 2000                 Fund          Sub-Account Growth      Growth and  New         Sub-Account  Market
                                    Sub-Account               Sub-Account Income      Opportunities            Sub-Account
                                                                          Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $1,432,208    $602,537    $ 17,902    $ 11,927   $     937    $     --     $  100,517
  ..........................................................................................................................
  Capital gains income                       --          --      77,647      26,144      88,002          --             --
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized gain (loss) on
    security transactions                (1,732)      2,974     107,527      (5,194)     (8,122)     (3,038)            --
  ..........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period    (1,724,656)   (159,680)   (206,746)    (52,436)   (654,516)    (46,320)            --
  ..........................................................................................................................
  Net (loss) on investments          (1,726,388)   (156,706)    (99,219)    (57,630)   (662,638)    (49,358)            --
 ---------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $ (294,180)   $445,831    $ (3,670)   $(19,559)  $(573,699)   $(49,358)    $  100,517
 ---------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New         New        OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities Value    Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account Sub-Account Growth     and
                                                           Sub-Account Income
                                                                       Sub-Account
 --------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $      --   $  5,119   $      --   $137,464    $    --    $    32,244
  .......................................................................................................
  Capital gains income              4,478,064     18,127      33,841    242,668      8,644     13,681,198
  .......................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .......................................................................................................
  Net realized (loss) gain on
    security transactions            (116,835)  (159,629)    256,733      3,151     (9,127)      (348,141)
  .......................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (2,500,219)   50,435    (923,460)   224,295     96,671    (15,666,200)
  .......................................................................................................
  Net (loss) gain on investments    (2,617,054) (109,194)   (666,727)   227,446     87,544    (16,014,341)
 --------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $1,861,010  $(85,948)  $(632,886)  $607,578    $96,188    $(2,300,899)
 --------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global      Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   21,001    $  125,850    $     --    $   233,187   $   310,765 $   952,184  $       --
  ............................................................................................................................
  Capital gains income                      --            --          --      1,217,833     7,744,714   4,483,122          --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions              864,555        (1,420)       (414)           492       (20,261)     (78,212)    (81,673)
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (182,821)     (113,996)     10,287     (1,704,620)  (15,629,793)  (3,295,466)    216,245
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         702,735        10,434       9,873       (253,108)   (7,594,575)   2,061,628    134,572
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            110,999       208,600      37,395        822,030     3,017,223   4,855,678     112,956
  ............................................................................................................................
  Net transfers                     (2,126,170)       65,947      53,322       (352,048)      600,369   3,271,020     741,022
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (13,459)      (15,544)     (6,429)      (162,943)   (1,158,729)  (1,911,249)    (13,472)
  ............................................................................................................................
  Net loan activity                    (19,678)      (17,554)     (5,199)       (75,065)     (958,539)    (521,248)     (9,273)
  ............................................................................................................................
  Cost of insurance                    (19,530)      (61,151)    (10,309)      (320,393)   (1,225,155)  (1,592,935)    (27,900)
  ............................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                    (2,067,838)      180,298      68,780        (88,419)      275,169   4,101,266     803,333
  ............................................................................................................................
  Total (decrease) increase in net
    assets                          (1,365,103)      190,732      78,653       (341,527)   (7,319,406)   6,162,894    937,905
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                1,765,240     1,358,584     167,839     13,544,323    49,030,902  49,275,014     271,472
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $  400,137    $1,549,316    $246,492    $13,202,796   $41,711,496 $55,437,908  $1,209,377
 -----------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield     Income       International International International Investors  Money
 September 30, 2000                 Sub-Account    Sub-Account  Growth       Growth       New          Sub-Account   Market
                                                                Sub-Account  and Income   Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 1,432,208   $  602,537   $   17,902    $ 11,927    $      937    $       --    $   100,517
  ................................................................................................................................
  Capital gains income                        --           --       77,647      26,144        88,002            --             --
  ................................................................................................................................
  Net realized (loss) gain on
    security transactions                 (1,732)       2,974      107,527      (5,194)       (8,122)       (3,038)            --
  ................................................................................................................................
  Net unrealized (depreciation) of
    investments during the period     (1,724,656)    (159,680)    (206,746)    (52,436)     (654,516)      (46,320)            --
  ................................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                          (294,180)     445,831       (3,670)    (19,559)     (573,699)      (49,358)       100,517
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,634,012      748,288      140,045      61,271       190,628       266,977         98,395
  ................................................................................................................................
  Net transfers                         (282,836)    (410,503)     683,015     388,727     1,495,447       484,757       (865,869)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                            (415,975)    (128,216)     (17,996)     (3,162)       (4,095)      (19,323)        (3,872)
  ................................................................................................................................
  Net loan activity                     (205,890)    (159,033)      (3,661)     (4,312)      (21,385)      (40,461)      (103,205)
  ................................................................................................................................
  Cost of insurance                     (426,694)    (264,843)     (37,659)    (14,398)      (59,190)      (59,671)       (77,566)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         302,617     (214,307)     763,744     428,126     1,601,405       632,279       (952,117)
  ................................................................................................................................
  Total increase (decrease) in net
    assets                                 8,437      231,524      760,074     408,567     1,027,706       582,921       (851,600)
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 12,383,519    9,423,424      614,328     132,760       995,417       997,964      2,371,176
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $12,391,956   $9,654,948   $1,374,402    $541,327    $2,023,123    $1,580,885    $ 1,519,576
 ---------------------------------------------------------------------------------------------------------------------------------

PUTNAM SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New            New          OTC &        Utilities    Vista        Voyager
 September 30, 2000                 Opportunities  Value        Emerging     Growth       Sub-Account  Sub-Account
                                    Sub-Account    Sub-Account  Growth       and Income
                                                                Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $        --    $  5,119    $       --   $  137,464   $       --   $     32,244
  .................................................................................................................
  Capital gains income                 4,478,064      18,127        33,841      242,668        8,644     13,681,198
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (116,835)   (159,629)      256,733        3,151       (9,127)      (348,141)
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (2,500,219)     50,435      (923,460)     224,295       96,671    (15,666,200)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         1,861,010     (85,948)     (632,886)     607,578       96,188     (2,300,899)
 UNIT TRANSACTIONS:
  Purchases                            3,593,808      70,585       242,909      310,095       82,277      5,607,226
  .................................................................................................................
  Net transfers                        2,806,694     688,718       101,638     (175,346)   1,356,700        657,574
  .................................................................................................................
  Surrenders for benefit payments
    and fees                          (1,768,320)      1,843       (91,128)     (70,812)         315     (2,925,578)
  .................................................................................................................
  Net loan activity                     (828,704)    (18,518)      (65,412)     (40,468)      11,372     (1,574,919)
  .................................................................................................................
  Cost of insurance                   (1,537,760)    (19,986)     (115,289)    (125,900)     (27,541)    (2,746,273)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       2,265,718     722,642        72,718     (102,431)   1,423,123       (981,970)
  .................................................................................................................
  Total increase (decrease) in net
    assets                             4,126,728     636,694      (560,168)     505,147    1,519,311     (3,282,869)
 NET ASSETS:
  Beginning of period                 53,609,388     262,905     3,631,890    4,302,425      239,481    105,479,322
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $57,736,116    $899,599    $3,071,722   $4,807,572   $1,758,792   $102,196,453
 ------------------------------------------------------------------------------------------------------------------

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                             THIRD QUARTER                NINE MONTHS
                                                                 ENDED                       ENDED
                                                             SEPTEMBER 30,               SEPTEMBER 30,
                                                           -----------------------------------------------
                                                           2000         1999          2000           1999
                                                           -----------------------------------------------
                                                                      (in millions) (Unaudited)
REVENUES
  Premiums and other considerations                        $588         $513         $1,653         $1,517
  Net investment income                                     338          333            979          1,019
  Net realized capital gains (losses)                        (7)          --            (44)             1
                                                           -----------------------------------------------
                                           TOTAL REVENUES   919          846          2,588          2,537
                                                           -----------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses            372          379          1,086          1,195
  Amortization of deferred policy acquisition costs         163          141            462            396
  Dividends to policyholders                                  7           70             53             97
  Other expenses                                            188          105            456            432
                                                           -----------------------------------------------
                      TOTAL BENEFITS, CLAIMS AND EXPENSES   730          695          2,057          2,120
                                                           -----------------------------------------------
  Income before income tax expense                          189          151            531            417
  Income tax expense                                         60           51            144            144
                                                           -----------------------------------------------
                                               NET INCOME  $129         $100         $  387         $  273
                                                           -----------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                    SEPTEMBER 30,         DECEMBER 31,
                                                                        2000                  1999
                                                                   ------------------------------------
                                                                     (Unaudited)
                                                                   (in millions, except for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,851 and $13,923)                            $ 13,599              $ 13,499
  Equity securities, at fair value                                          51                    56
  Policy loans, at outstanding balance                                   3,561                 4,187
  Other investments                                                        727                   342
                                                                   ------------------------------------
                                           TOTAL INVESTMENTS            17,938                18,084
                                                                   ------------------------------------
  Cash                                                                      95                    55
  Premiums receivable and agents' balances                                  23                    29
  Reinsurance recoverables                                               1,267                 1,274
  Deferred policy acquisition costs                                      4,242                 4,013
  Deferred income tax                                                      462                   459
  Other assets                                                             555                   654
  Separate account assets                                              118,333               110,397
                                                                   ------------------------------------
                                                TOTAL ASSETS          $142,915              $134,965
                                                                   ------------------------------------
LIABILITIES
  Future policy benefits                                              $  4,643              $  4,332
  Other policyholder funds                                              14,796                16,004
  Other liabilities                                                      2,223                 1,613
  Separate account liabilities                                         118,333               110,397
                                                                   ------------------------------------
                                           TOTAL LIABILITIES           139,995               132,346
                                                                   ------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized,
   issued and outstanding, par value $5,690                                  6                     6
  Capital surplus                                                        1,045                 1,045
  Accumulated other comprehensive loss
    Net unrealized capital losses on securities, net of tax               (156)                 (255)
                                                                   ------------------------------------
                  TOTAL ACCUMULATED OTHER COMPREHENSIVE LOSS              (156)                 (255)
                                                                   ------------------------------------
  Retained earnings                                                      2,025                 1,823
                                                                   ------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY             2,920                 2,619
                                                                   ------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $142,915              $134,965
                                                                   ------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Accumulated Other
                                                                  Comprehensive
                                                                  Income (Loss)
                                                                -----------------
                                                                 Net Unrealized
                                                                  Capital Gains
                                                                   (Losses) on                     Total
                                             Common   Capital      Securities,      Retained   Stockholder's
                                             Stock    Surplus      Net of Tax       Earnings      Equity
                                             ---------------------------------------------------------------
                                                                (in millions) (Unaudited)
NINE MONTHS ENDED SEPTEMBER 30, 2000
Balance, December 31, 1999                     $6     $1,045          $(255)         $1,823       $2,619
Comprehensive income (loss)
  Net income                                                                            387          387
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                        99                           99
Total other comprehensive income (loss)                                                               99
  Total comprehensive income (loss)                                                                  486
Dividends paid to parent                                                               (185)        (185)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 2000    $6     $1,045          $(156)         $2,025       $2,920
                                             ---------------------------------------------------------------
NINE MONTHS ENDED SEPTEMBER 30, 1999
Balance, December 31, 1998                     $6     $1,045          $ 184          $1,462       $2,697
Comprehensive income (loss)
  Net income                                                                            273          273
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                      (353)                        (353)
Total other comprehensive income (loss)                                                             (353)
  Total comprehensive income (loss)                                                                  (80)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 1999    $6     $1,045          $(169)         $1,735       $2,617
                                             ---------------------------------------------------------------

(1) Net unrealized capital gains (losses) on securities are reflected net of tax provision (benefit) of $53 and $(190) for the nine months ended
    September 30, 2000 and 1999, respectively. There were reclassification adjustments for after-tax gains (losses) realized in net income of $(29) and $1 for the nine months ended September 30, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   NINE MONTHS ENDED
                                                                                     SEPTEMBER 30,
                                                                            --------------------------------
                                                                              2000                    1999
                                                                            --------------------------------
                                                                               (Unaudited) (in millions)
OPERATING ACTIVITIES
  Net income                                                                $   387                 $   273
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                                 (20)                     (8)
  Net realized capital losses (gains)                                            44                      (1)
  Decrease (increase) in premiums receivable and agents'
   balances                                                                       6                     (15)
  Increase (decrease) in other liabilities                                      169                     (97)
  Change in receivables, payables and accruals                                   40                     142
  Increase (decrease) in accrued tax                                            262                    (200)
  (Increase) decrease in deferred income tax                                    (56)                    164
  Increase in deferred policy acquisition costs                                (229)                   (258)
  Increase in future policy benefits                                            311                     438
  Decrease (increase) in reinsurance recoverables                                27                    (162)
  Other, net                                                                     79                    (100)
                                                                            --------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,020                     176
                                                                            --------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                                   (4,134)                 (5,132)
  Sales of investments                                                        3,458                   6,434
  Maturities and principal paydowns of fixed maturity
   investments                                                                1,117                   1,338
  Purchase of affiliates and other                                                2                      --
                                                                            --------------------------------
                   NET CASH PROVIDED BY INVESTING ACTIVITIES                    443                   2,640
                                                                            --------------------------------
FINANCING ACTIVITIES
  Dividends paid to parent                                                     (185)                     --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts                           (1,238)                 (2,798)
                                                                            --------------------------------
    Net cash used for financing activities                                   (1,423)                 (2,798)
                                                                            --------------------------------
  Net increase in cash                                                           40                      18
  Cash -- beginning of period                                                    55                      17
                                                                            --------------------------------
  Cash -- end of period                                                     $    95                 $    35
                                                                            --------------------------------
Supplemental Disclosure of Cash Flow Information
  Net cash paid during the period for
  Income taxes                                                              $    34                 $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company"), a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (its parent), a wholly-owned subsidiary of Hartford Life, Inc., have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities - a Replacement of SFAS No. 125". SFAS No. 140 carries forward most of SFAS No. 125's provisions without amendment. However, it revises criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. SFAS No. 140's disclosure requirements must be applied for fiscal years ending after December 15, 2000. The other provisions of SFAS No. 140 apply prospectively to transactions and commitments occurring after March 31, 2001. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company will begin January 1, 2001. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) TAX MATTERS

Hartford Life, Inc.'s federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life, Inc.'s 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service.

Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open years.

During the second quarter of 2000, Hartford Life, Inc. reached a settlement with the Internal Revenue Service with respect to certain tax matters for the 1993-1995 years. This settlement resulted in a $24 tax benefit being recorded in Hartford Life Insurance Company's second quarter results of operations.

3. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios.

The following tables present summarized financial information concerning the Company's segments.

                                                         Investment  Individual
SEPTEMBER 30, 2000                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  522       $141       $238     $ 18   $  919
  Net income                                                   86         19          9       15      129
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,548       $405       $572     $ 63   $2,588
  Net income                                                  262         53         25       47      387

                                                         Investment  Individual
SEPTEMBER 30, 1999                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  468       $148       $220     $ 10   $  846
  Net income                                                   69         19          7        5      100
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,403       $421       $659     $ 54   $2,537
  Net income (loss)                                           228         51         20      (26)     273

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(Dollar amounts in millions, unless otherwise stated)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") as of September 30, 2000, compared with December 31, 1999, and its results of operations for the third quarter and nine months ended September 30, 2000 compared with the equivalent periods in 1999. This discussion should be read in conjunction with the MD&A included in the Company's 1999 Form 10-K Annual Report.

Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on the

Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on Hartford Life Insurance Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including the possibility of general economic, business and legislative conditions that are less favorable than anticipated, changes in interest rates or the stock markets, stronger than anticipated competitive activity and those described in the forward-looking statements.

INDEX

Consolidated Results of Operations      9            Corporate Owned Life Insurance (COLI)      11
Investment Products                     10           Regulatory Matters and Contingencies       11
Individual Life                         10           Accounting Standards                       12

CONSOLIDATED RESULTS OF OPERATIONS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
         OPERATING SUMMARY                SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $919         $846        $2,588       $2,537
Expenses                                 790          746         2,201        2,264
                                     --------------------------------------------------
                         NET INCOME     $129         $100        $  387       $  273
                                     --------------------------------------------------

Hartford Life Insurance Company has the following reportable segments:
Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). The Company reports in "Other" corporate items not directly allocable to any of its segments, as well as certain group benefits business, including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company
(HLA).

Revenues increased $73, or 9%, and $51, or 2%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in revenues were primarily attributable to growth in the Investment Products segment which was, for the most part, due to higher fee income related to the individual annuity operation which is directly attributable to increased assets under management. Additionally, for the third quarter the COLI segment's revenues increased primarily due to fees generated from strong sales. Partially offsetting the growth in the nine month period was a decline in the COLI segment's revenues primarily due to the declining block of leveraged COLI business.
Expenses increased $44, or 6%, for the third quarter, while expenses for the nine month period decreased $63, or 3%, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $29, or 29%, and $114, or 42%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods primarily driven by increases in net income across each of the Company's reportable segments for the nine months. The Company also reported a benefit related to the settlement of certain federal tax matters of $24 for the second quarter of 2000 (see Note 2(b) of Notes to Consolidated Financial Statements). This benefit, along with an $8 benefit related to state income taxes in the first quarter of 2000, resulted in $32 of tax benefits for the nine months ended September 30, 2000. Partially offsetting the increase for the nine month period, the Company realized $29 of net realized capital losses, primarily as a result of portfolio re-balancing. Excluding the tax items and the net realized capital losses, net income increased $111, or 41%, for the nine months ended September 30, 2000.

SEGMENT RESULTS

Below is a summary of net income (loss) by segment.

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Investment Products                     $ 86         $ 69         $262         $228
Individual Life                           19           19           53           51
Corporate Owned Life Insurance
 (COLI)                                    9            7           25           20
Other                                     15            5           47          (26)
                                     --------------------------------------------------
                         NET INCOME     $129         $100         $387         $273
                                     --------------------------------------------------

The sections that follow analyze each segment's results.

INVESTMENT PRODUCTS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $522         $468        $1,548       $1,403
Expenses                                 436          399         1,286        1,175
                                     --------------------------------------------------
                         NET INCOME     $ 86         $ 69        $  262       $  228
                                     --------------------------------------------------

Revenues in the Investment Products segment increased $54, or 12%, and $145, or 10%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to higher fee income in the individual annuity operation. Fee income generated by individual annuities increased $58, or 22%, and $149, or 19%, for the respective third quarter and nine month periods, as related account values grew
$14.7 billion, or 19%, from September 30, 1999. This substantial growth was mostly due to strong individual annuity sales (including $8.5 billion for the first nine months of 2000) and equity market appreciation.

Due to the continued growth in this segment, particularly the individual annuity operation, expenses increased $37, or 9%, or $111, or 9%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. These increases were primarily driven by amortization of deferred policy acquisition costs, which grew $24, or 23%, and $61, or 20%, for the respective third quarter and nine month periods and other expenses which increased $9, or 10%, and $43, or 17%, over the respective prior year levels. The segment's operating expenses as a percentage of average assets under management declined slightly for the third quarter and nine months ended versus the respective prior year periods.
Net income increased $17, or 25%, and $34, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to the growth in revenues associated with the increase in assets under management across the entire segment. Additionally, the Investment Products segment continued to maintain its profit margins related to its primary businesses thus contributing to the segment's earnings growth.

INDIVIDUAL LIFE

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $141         $148         $405         $421
Expenses                                 122          129          352          370
                                     --------------------------------------------------
                         NET INCOME     $ 19         $ 19         $ 53         $ 51
                                     --------------------------------------------------

The slight decrease in revenues and expenses in the Individual Life segment is primarily due to HLA's December 1, 1999 recapture of an in force block of individual life insurance previously ceded to the Company. (For a discussion of the recapture, see Note 9 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

Excluding the recapture described above, revenues in the Individual Life segment increased $16, or 13%, and $53, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. This increase in revenues is attributable to higher fee income associated with the growing block of variable life insurance. Fee income increased $13, or 15%, and $53, or 22%, for the respective third quarter and nine month periods, as variable life account values increased $918, or 44%, and variable life insurance in force increased $9.7 billion, or 46%, from September 30, 1999.

Excluding the recapture described above, expenses increased $14, or 13%, and $47, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in expenses were primarily due to a $4, or 9%, and $12, or 8%, increase in benefits, claims and claim adjustment expenses for the respective third quarter and nine month periods and other expenses which increased $7, or 40%, and $16, or 29%, over the respective prior year levels. These increases were associated with the growth in this segment as indicated above. Additionally, for the nine month period, amortization of deferred policy acquisition costs increased $15, or 19%, primarily associated with the growth in this segment's variable business. Excluding the recapture described above, net income increased $2, or 12%, and $6, or 13%, for the respective periods, primarily due to the higher fee income as year-to-date mortality was essentially in line with prior year.

CORPORATE OWNED LIFE INSURANCE (COLI)

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $238         $220         $572         $659
Expenses                                 229          213          547          639
                                     --------------------------------------------------
                         NET INCOME     $  9         $  7         $ 25         $ 20
                                     --------------------------------------------------

COLI revenues increased $18, or 8%, for the third quarter ended September 30, 2000, from the respective prior year period, while for the nine month period, revenues decreased $87, or 13%. The revenue increase in the third quarter was primarily due to an increase in fee income of $22, or 19%, associated with strong sales of $2.5 billion in the third quarter 2000.

For the nine month period, revenues decreased primarily due to a decline in net investment income of $59, or 18%. This decline was primarily due to the leveraged COLI block of business, as related account values decreased $786, or 14%, as a result of the downsizing caused by the Health Insurance Portability and Accountability Act of 1996.

Expenses increased $16, or 8%, for the third quarter, while expenses for the nine month period decreased $92, or 14%, respectively, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $2, or 29%, and $5, or 25%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent prior year periods. The increase was primarily attributable to the variable COLI business where account values increased $3.5 billion, or 29%, as well as increased earnings associated with a block of leveraged COLI business recaptured in 1998. (For a discussion of the MBL Recapture, see the Capital Resources and Liquidity section in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

REGULATORY MATTERS AND CONTINGENCIES

NAIC PROPOSALS

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Hartford Life Insurance Company and its subsidiaries' domiciliary state has adopted the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its subsidiaries.

DEPENDENCE ON CERTAIN THIRD PARTY RELATIONSHIPS

Hartford Life Insurance Company distributes its annuity and life insurance products through a variety of distribution channels, including broker-dealers, banks, wholesalers, its own internal sales force and other third party marketing organizations. The Company periodically negotiates provisions and renewals of these relationships and there can be no assurance that such terms will remain acceptable to the Company or such service providers. An interruption in the Company's continuing relationship with certain of these third parties could materially affect the Company's ability to market its products.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Consolidated Financial Statements.